Note 14. Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Operating agreement description for CAMC		provides for the payment of an annual operational term management fee of 1.2% of all gross gaming revenues between zero and $100,000,000; plus 0.75% of gross gaming revenue between $100,000,000 and $140,000,000; plus 0.5% of gross gaming revenue above $140,000,000; plus two percent of the net gaming revenue between zero and $25,000,000; plus three percent of the net gaming revenue above twenty-five million dollars $25,000,000.
Employee Stock Ownership Plan Penalties		$ 44,350
Notes Payable Principal Due
Debt Instrument, Face Amount		137,500
Mississippi property | Notes Payable Principal Due
Debt Instrument, Face Amount		137,500
Mississippi property | Notes Payable Principal Due | Junior Lien
Lien Amount		250,000
Collateralized Convertible Senior Debentures | Investor | Mississippi property
Lien Amount	$ 1,850,000	1,850,000
Collateralized Convertible Senior Debentures | Investor | Tranche 1
Debt Instrument, Face Amount	1,000,000
Collateralized Convertible Senior Debentures | Investor | Tranche 2
Debt Instrument, Face Amount				$ 850,000
Collateralized Convertible Senior Debentures | Management | Mississippi property
Lien Amount	$ 2,000,000	2,000,000
Office Space Lease
Debt Instrument, Periodic Payment		4,534
Base rent expense		54,408	$ 54,408
Operating Leases, Rent Expense, Net		$ 69,548	$ 67,151